Borrowings - Summary of Undrawn Committed Borrowings Facilities (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	€ 1,544	€ 2,623
Floating Interest Rate [member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	1,544	2,623
Later than one year [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	€ 1,544	€ 2,623